SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

Subsequent to December 31, 2015, the Company successfully rolled over $87.7 million short-term borrowings outstanding as of December 31, 2015 and obtained new financings totaling $104.7 million.

Subsequent to December 31, 2015, the Company repurchased all of its remaining outstanding convertible notes of approximately $26,145,000 par value using cash of 25.9 million.

On March 21, 2016, the Company entered into an agreement to sell two solar power projects in Bulgaria of 9.7MW for $5.4 million.

In March of 2016, the Company has made open market purchases of approximately 503,189 American depositary shares ("ADSs") under its share repurchase program using cash of $0.7 million.